Segment Information - Additional Information (Detail) ₨ in Millions, $ in Millions				12 Months Ended
	Apr. 09, 2018 Plant t	Jul. 21, 2009	Apr. 30, 2002	Mar. 31, 2018 INR (₨) Plant Power_Station MWs Segments Smelter Refinery Subsidiaries MW	Mar. 31, 2018 USD ($) Plant Power_Station MWs Segments Smelter Refinery Subsidiaries MW	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Dec. 31, 2017
Disclosure of operating segments [line items]
Number of reportable segments | Segments				7	7
Revenue				₨ 913,720	$ 14,033	₨ 717,207	₨ 639,493
Skorpion [member]
Disclosure of operating segments [line items]
Ownership interest				100.00%	100.00%
Black Mountain Mining (Proprietary) Limited [member]
Disclosure of operating segments [line items]
Ownership interest				74.00%	74.00%
Revenue						8,281
Vedanta Lisheen Holdings Limited [member]
Disclosure of operating segments [line items]
Ownership interest				100.00%	100.00%
Hindustan Zinc Limited (HZL) [member]
Disclosure of operating segments [line items]
Ownership interest		64.90%	26.00%	64.90%	64.90%
Revenue				₨ 218,726	$ 3,359	171,163
Bharat aluminium company limited [member]
Disclosure of operating segments [line items]
Ownership interest				51.00%	51.00%
Revenue				₨ 87,616	$ 1,346	57,210
AvanStrate Inc. [member]
Disclosure of operating segments [line items]
Ownership interest in subsidiary				51.60%	51.60%
Copper segment [member]
Disclosure of operating segments [line items]
Revenue				₨ 247,008		210,021	209,239
Copper segment [member] | Tuticorin [member]
Disclosure of operating segments [line items]
Number of copper smelter | Plant	400,000			1	1
Number of refinery | Refinery				1	1
Number of phosphoric acid plant | Plant				1	1
Number of sulphuric acid plant | Plant				1	1
Number of captive power plants | Plant				3	3
Number of copper rod plant | Plant				1	1
Amount of copper tonnes per annum | t	400,000
Copper segment [member] | Silvassa [member]
Disclosure of operating segments [line items]
Number of refinery | Refinery				1	1
Number of copper rod plant | Plant				2	2
Copper segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue						155	23
Zinc India segment [member]
Disclosure of operating segments [line items]
Revenue				₨ 217,101		169,194	137,945
Zinc India segment [member] | Hindustan Zinc Limited (HZL) [member]
Disclosure of operating segments [line items]
Ownership interest				64.90%	64.90%
Zinc India segment [member] | Rajasthan [member]
Disclosure of operating segments [line items]
Number of captive power plants | Plant				6	6
Number of lead-zinc mines				5	5
Number of rock phosphate mine				1	1
Number of hydrometallurgical zinc smelters | Smelter				4	4
Number of lead smelters | Smelter				2	2
Number of pyro metallurgical lead-zinc smelter | Smelter				1	1
Number of sulphuric acid plants | Plant				8	8
Number of silver refinery | Refinery				1	1
Zinc India segment [member] | Haridwar [Member]
Disclosure of operating segments [line items]
Number of zinc ingot processing and refining plant | Plant				1	1
Zinc India segment [member] | Uttarakhand [member]
Disclosure of operating segments [line items]
Number of zinc ingot processing and refining plant | Plant				1	1
Number of lead ingot processing and refining plant | Plant				1	1
Zinc India segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue						206
Zinc International Segment [member]
Disclosure of operating segments [line items]
Revenue				₨ 34,458		₨ 22,302	₨ 25,631
Zinc International Segment [member] | Skorpion [member]
Disclosure of operating segments [line items]
Ownership interest				100.00%	100.00%
Zinc International Segment [member] | Black Mountain Mining (Proprietary) Limited [member]
Disclosure of operating segments [line items]
Ownership interest				74.00%	74.00%
Zinc International Segment [member] | Vedanta Lisheen Holdings Limited [member]
Disclosure of operating segments [line items]
Ownership interest				100.00%	100.00%
Aluminum Segment [Member] | Bharat aluminium company limited [member]
Disclosure of operating segments [line items]
Ownership interest				51.00%	51.00%	51.00%	51.00%
Number of smelter pots commissioned				879	879
Aluminum Segment [Member] | Jharsuguda aluminium [Member] | Bharat aluminium company limited [member]
Disclosure of operating segments [line items]
Number of smelter pots commissioned				879	879
Power segment [member]
Disclosure of operating segments [line items]
Capacity of thermal coal-based commercial power facility at Jharsuguda | MWs				600	600
Number of thermal coal-based commercial power facility | Power_Station				2	2
Capacity of wind power plants | MW				106.5	106.5
Revenue				₨ 55,012		₨ 55,189	₨ 45,523
Power segment [member] | Bharat aluminium company limited [member]
Disclosure of operating segments [line items]
Number of 660 MW thermal coal-based commercial power facility | Power_Station				3	3
Power segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue				₨ 1,506		890	4,303
Power segment [member] | Elimination of intersegment amounts [member] | At cost [member]
Disclosure of operating segments [line items]
Revenue				₨ 1,328	$ 20	413
Iron Ore Segment [member]
Disclosure of operating segments [line items]
Number of subsidiaries | Subsidiaries				2	2
Revenue				₨ 31,154		40,880	22,233
Iron Ore Segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue				₨ 263		410	541
Oil and gas segment [member]
Disclosure of operating segments [line items]
Number of asset blocks				6	6
Revenue				₨ 95,359		82,041	86,559
Oil and gas segment [member] | Rajasthan [member] | Cairn Energy Hydrocarbons Limited [member]
Disclosure of operating segments [line items]
Number of asset blocks				1	1
Oil and gas segment [member] | West Coast Of India [Member] | Cairn Energy Hydrocarbons Limited [member]
Disclosure of operating segments [line items]
Number of asset blocks				1	1
Oil and gas segment [member] | East Coast Of India [Member] | Cairn Energy Hydrocarbons Limited [member]
Disclosure of operating segments [line items]
Number of asset blocks				3	3
Oil and gas segment [member] | South Africa [member] | Cairn South Africa Proprietary Limited [member]
Disclosure of operating segments [line items]
Number of asset blocks				1	1
All other segments [member]
Disclosure of operating segments [line items]
Ownership interest in subsidiary				100.00%	100.00%
Revenue				₨ 2,669		913	1,582
All other segments [member] | AvanStrate Inc. [member]
Disclosure of operating segments [line items]
Ownership interest in subsidiary								51.63%
All other segments [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue				₨ 124		₨ 70	₨ 245